Quarterly Holdings Report
for
Fidelity® Strategic Dividend & Income® Fund
August 31, 2025
SDI-NPRT3-1025
1.806764.121
Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (b)(c)(d) (Cost $1,479,132)	1,483,671	1,406,787

Common Stocks - 54.9%
	Shares	Value ($)
CANADA - 2.1%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	192,299	12,177,700
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard Inc	343,657	17,418,694
Metro Inc/CN	185,844	13,321,064
		30,739,758
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cameco Corp (United States)	56,832	4,398,228
Canadian Natural Resources Ltd	677,604	21,457,748
Imperial Oil Ltd	342,311	31,061,854
South Bow Corp	67,995	1,884,363
		58,802,193
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	11,748	895,080
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Capital Power Corp	52,700	2,197,640
TransAlta Corp	369,748	4,541,922
		6,739,562
TOTAL CANADA		109,354,293
CHINA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Beijing Capital International Airport Co Ltd H Shares (e)	2,490,622	942,510
FRANCE - 0.6%
Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	101,100	8,438,550
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA	585,700	10,504,276
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	66,400	9,444,034
Utilities - 0.0%
Multi-Utilities - 0.0%
Engie SA	67,165	1,389,869
TOTAL FRANCE		29,776,729
GERMANY - 0.4%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	29,073	5,657,980
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Siemens AG	51,954	14,401,932
Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	139,318	2,484,229
TOTAL GERMANY		22,544,141
IRELAND - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Accenture PLC Class A	112,666	29,289,780
ITALY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	77,326	6,759,447
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA	166,576	1,537,188
TOTAL ITALY		8,296,635
JAPAN - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Hitachi Ltd	634,248	17,088,817
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co Ltd	477,382	23,883,407
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	27,362	2,796,670
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	14,253	3,434,973
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	4,810	1,566,665

TOTAL MEXICO		7,798,308
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	110,200	25,880,470
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	44,251	1,573,267
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aena SME SA (f)(g)	237,464	6,882,783
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola SA	212,676	4,009,137
TOTAL SPAIN		12,465,187
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	181,887	41,992,252
UNITED KINGDOM - 1.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genius Sports Ltd Class A (e)	149,600	1,913,383
Consumer Staples - 0.4%
Personal Care Products - 0.3%
Unilever PLC	214,200	13,512,831
Tobacco - 0.1%
Imperial Brands PLC	134,091	5,663,025
TOTAL CONSUMER STAPLES		19,175,856

Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC ADR	416,924	33,312,228
Industrials - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC	1,427,773	20,588,987
Utilities - 0.2%
Electric Utilities - 0.1%
SSE PLC	161,944	3,784,362
Multi-Utilities - 0.1%
National Grid PLC	356,498	5,007,402
TOTAL UTILITIES		8,791,764

TOTAL UNITED KINGDOM		83,782,218
UNITED STATES - 47.1%
Communication Services - 2.3%
Diversified Telecommunication Services - 1.0%
AT&T Inc	117,400	3,438,646
Verizon Communications Inc	1,106,819	48,954,604
		52,393,250
Entertainment - 0.2%
Netflix Inc (e)	1,400	1,691,550
Walt Disney Co/The	85,291	10,096,749
		11,788,299
Interactive Media & Services - 0.1%
Alphabet Inc Class A	13,200	2,810,412
Meta Platforms Inc Class A	3,100	2,289,969
		5,100,381
Media - 0.7%
Charter Communications Inc Class A (e)	6,600	1,752,828
Comcast Corp Class A	1,031,249	35,031,529
Gray Media Inc	90,600	555,378
		37,339,735
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	55,900	14,086,241
TOTAL COMMUNICATION SERVICES		120,707,906

Consumer Discretionary - 4.5%
Automobiles - 0.0%
Tesla Inc (e)	2,500	834,675
Broadline Retail - 0.0%
Amazon.com Inc (e)	11,300	2,587,700
Diversified Consumer Services - 0.2%
H&R Block Inc	246,800	12,426,380
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp	21,500	1,845,990
Churchill Downs Inc	17,100	1,773,783
McDonald's Corp	225,568	70,724,591
Sabre Corp (e)	198,800	355,852
Starbucks Corp	338,199	29,825,770
		104,525,986
Household Durables - 0.0%
TopBuild Corp (e)	4,100	1,725,116
Specialty Retail - 1.8%
Burlington Stores Inc (e)	75,600	21,975,408
Dick's Sporting Goods Inc	48,350	10,288,880
Lowe's Cos Inc	175,554	45,303,465
TJX Cos Inc/The	138,872	18,971,304
		96,539,057
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co (h)	50,300	2,802,716
Tapestry Inc	183,733	18,707,694
		21,510,410
TOTAL CONSUMER DISCRETIONARY		240,149,324

Consumer Staples - 6.4%
Beverages - 2.6%
Coca-Cola Co/The	1,524,124	105,149,315
Keurig Dr Pepper Inc	972,411	28,287,436
		133,436,751
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	253,395	4,931,067
BJ's Wholesale Club Holdings Inc (e)	194,822	19,030,214
Costco Wholesale Corp	2,664	2,513,004
Target Corp	191,230	18,354,255
Walmart Inc	191,546	18,576,131
		63,404,671
Household Products - 2.2%
Procter & Gamble Co/The	758,820	119,165,093
Personal Care Products - 0.4%
Kenvue Inc	996,217	20,631,653
TOTAL CONSUMER STAPLES		336,638,168

Energy - 4.2%
Energy Equipment & Services - 0.0%
Kodiak Gas Services Inc	13,310	476,365
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp (e)	7,170	228,865
Cheniere Energy Inc	22,808	5,515,431
Cheniere Energy Partners LP	13,790	761,760
Delek Logistics Partners LP	20,980	919,344
DHT Holdings Inc	1,050,346	12,310,055
Energy Transfer LP	328,106	5,814,038
Enterprise Products Partners LP	42,900	1,378,806
Exxon Mobil Corp	1,307,679	149,454,633
Genesis Energy LP Class A	50,290	854,427
Hess Midstream LP Class A	82,300	3,390,760
Kinder Morgan Inc	59,950	1,617,451
MPLX LP	48,406	2,462,413
Phillips 66	40,762	5,444,988
Plains All American Pipeline LP	139,468	2,510,424
Shell PLC	489,180	18,011,300
Shell PLC rights (e)(i)	489,180	175,126
Sunoco LP	47,389	2,478,445
Targa Resources Corp	9,993	1,676,426
Valero Energy Corp	22,332	3,394,687
Western Midstream Partners LP	65,409	2,564,687
Williams Cos Inc/The	53,621	3,103,583
		224,067,649
TOTAL ENERGY		224,544,014

Financials - 5.5%
Banks - 2.4%
Bank of America Corp	207,179	10,512,262
JPMorgan Chase & Co	44,774	13,495,779
M&T Bank Corp	116,057	23,404,055
PNC Financial Services Group Inc/The	161,160	33,431,030
US Bancorp	640,300	31,265,849
Wells Fargo & Co	162,631	13,365,016
		125,473,991
Capital Markets - 0.3%
Charles Schwab Corp/The	162,800	15,602,752
Consumer Finance - 0.1%
Capital One Financial Corp	34,594	7,860,448
Financial Services - 0.4%
Apollo Global Management Inc	79,400	10,816,662
Mastercard Inc Class A	2,900	1,726,341
Visa Inc Class A	26,900	9,462,882
		22,005,885
Insurance - 2.3%
American Financial Group Inc/OH	132,800	18,042,208
Chubb Ltd	172,336	47,404,464
Hartford Insurance Group Inc/The	155,836	20,618,661
Marsh & McLennan Cos Inc	46,500	9,570,165
Travelers Companies Inc/The	96,990	26,333,755
		121,969,253
TOTAL FINANCIALS		292,912,329

Health Care - 7.5%
Biotechnology - 3.0%
AbbVie Inc	602,269	126,717,398
Gilead Sciences Inc	279,120	31,532,186
		158,249,584
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp (e)	16,500	1,740,749
Health Care Providers & Services - 0.3%
UnitedHealth Group Inc	54,233	16,805,180
Life Sciences Tools & Services - 0.1%
Danaher Corp	37,635	7,746,036
Pharmaceuticals - 4.1%
Eli Lilly & Co	33,526	24,560,477
GSK PLC	689,300	13,620,640
Johnson & Johnson	530,459	93,981,421
Merck & Co Inc	809,316	68,079,662
Royalty Pharma PLC Class A	374,019	13,457,204
		213,699,404
TOTAL HEALTH CARE		398,240,953

Industrials - 5.8%
Aerospace & Defense - 1.8%
Boeing Co (e)	9,200	2,159,056
BWX Technologies Inc	6,414	1,039,325
Byrna Technologies Inc (e)	158,461	3,232,604
GE Aerospace	83,175	22,889,760
General Dynamics Corp	80,400	26,095,429
Huntington Ingalls Industries Inc	59,575	16,132,314
Northrop Grumman Corp	39,036	23,032,801
TransDigm Group Inc	1,300	1,818,544
		96,399,833
Building Products - 0.7%
Builders FirstSource Inc (e)	9,800	1,359,064
Johnson Controls International plc	320,890	34,299,932
		35,658,996
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	257,700	12,891,099
GFL Environmental Inc Subordinate Voting Shares (United States)	36,210	1,811,948
Waste Connections Inc (United States)	5,448	1,006,845
Waste Management Inc	12,800	2,897,792
		18,607,684
Construction & Engineering - 0.1%
EMCOR Group Inc	1,200	743,999
Ferrovial SE	30,203	1,649,767
Quanta Services Inc	3,385	1,279,395
		3,673,161
Electrical Equipment - 1.2%
AMETEK Inc	39,900	7,373,520
Eaton Corp PLC	82,212	28,703,498
GE Vernova Inc	42,572	26,095,359
NEXTracker Inc Class A (e)	5,667	381,162
Vertiv Holdings Co Class A	5,800	739,790
		63,293,329
Ground Transportation - 0.5%
Norfolk Southern Corp	89,551	25,072,489
Union Pacific Corp	9,015	2,015,484
		27,087,973
Machinery - 0.7%
ITT Inc	211,883	36,073,081
Professional Services - 0.1%
KBR Inc	131,949	6,658,147
Trading Companies & Distributors - 0.3%
Watsco Inc	43,280	17,415,006
TOTAL INDUSTRIALS		304,867,210

Information Technology - 5.1%
Communications Equipment - 1.6%
Cisco Systems Inc	1,196,264	82,649,880
Electronic Equipment, Instruments & Components - 0.0%
PAR Technology Corp (e)	26,400	1,351,152
IT Services - 0.8%
Amdocs Ltd	274,039	23,449,517
IBM Corporation	75,800	18,456,542
		41,906,059
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices Inc (e)	21,735	3,534,763
Analog Devices Inc	110,555	27,783,578
Astera Labs Inc (e)	15,285	2,784,927
Broadcom Inc	65,429	19,457,930
First Solar Inc (e)	10,191	1,989,181
NVIDIA Corp	89,813	15,643,628
		71,194,007
Software - 1.0%
BitMine Immersion Technologies Inc (e)	52,100	2,272,602
Gen Digital Inc	372,379	11,245,846
Microsoft Corp	76,638	38,831,708
		52,350,156
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc	95,457	22,159,388
TOTAL INFORMATION TECHNOLOGY		271,610,642

Materials - 1.2%
Chemicals - 0.7%
Linde PLC	74,318	35,545,556
Construction Materials - 0.0%
James Hardie Industries PLC (e)	17,270	347,645
Containers & Packaging - 0.4%
Ball Corp	203,800	10,728,032
Crown Holdings Inc	113,500	11,279,630
		22,007,662
Metals & Mining - 0.1%
Freeport-McMoRan Inc	139,677	6,201,659
TOTAL MATERIALS		64,102,522

Real Estate - 0.6%
Health Care REITs - 0.0%
Welltower Inc	14,787	2,488,356
Specialized REITs - 0.6%
American Tower Corp	46,185	9,414,812
Lamar Advertising Co Class A	131,468	16,729,304
Public Storage Operating Co	18,058	5,319,706
		31,463,822
TOTAL REAL ESTATE		33,952,178

Utilities - 4.0%
Electric Utilities - 2.6%
Constellation Energy Corp	77,043	23,727,703
Duke Energy Corp	52,556	6,437,584
Entergy Corp	42,401	3,735,104
Evergy Inc	30,999	2,208,989
Exelon Corp	247,432	10,807,830
NextEra Energy Inc	502,899	36,233,873
NRG Energy Inc	21,241	3,091,840
PG&E Corp	513,299	7,843,209
Southern Co/The	171,400	15,820,220
Xcel Energy Inc	278,726	20,176,975
		130,083,327
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	83,900	6,701,932
Suburban Propane Partners LP	63,990	1,197,893
		7,899,825
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The	69,837	945,593
Talen Energy Corp (e)	4,632	1,755,157
Vistra Corp	134,957	25,521,719
		28,222,469
Multi-Utilities - 0.8%
Ameren Corp	157,558	15,721,137
CenterPoint Energy Inc	84,803	3,197,921
NiSource Inc	30,353	1,283,021
Sempra	86,940	7,177,766
WEC Energy Group Inc	152,667	16,260,563
		43,640,408
TOTAL UTILITIES		209,846,029

TOTAL UNITED STATES		2,497,571,275
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (e)	65,400	1,146,232
TOTAL COMMON STOCKS (Cost $1,990,154,767)		2,911,812,254

Convertible Corporate Bonds - 13.0%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (f)	940,000	987,940
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc 3.5% 12/15/2029 (f)	689,000	757,556
INDIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd 0% 7/1/2030 (f)(j)	841,000	890,837
UNITED STATES - 13.0%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc 2.375% 10/15/2032 (f)	1,515,000	1,562,848
AST SpaceMobile Inc 4.25% 3/1/2032 (f)	302,000	631,435
		2,194,283
Entertainment - 0.5%
Liberty Media Corp 2.375% 9/30/2053 (f)	4,039,000	6,695,848
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	2,998,000	3,822,489
Live Nation Entertainment Inc 2.875% 1/15/2030 (f)	4,315,000	4,830,930
Live Nation Entertainment Inc 3.125% 1/15/2029	2,976,000	4,894,825
Sphere Entertainment Co 3.5% 12/1/2028	476,000	704,894
Zynga Inc 0% 12/15/2026 (j)	1,969,000	2,033,168
		22,982,154
Interactive Media & Services - 0.1%
Snap Inc 0.125% 3/1/2028	1,249,000	1,100,589
Snap Inc 0.5% 5/1/2030	2,292,000	1,904,980
Trump Media & Technology Group Corp 0% 5/29/2028 (f)(k)	2,242,000	2,102,554
		5,108,123
Media - 0.2%
Cable One Inc 1.125% 3/15/2028	989,000	788,233
Cardlytics Inc 4.25% 4/1/2029	542,000	200,992
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	4,165,669	8,477,970
Liberty Broadband Corp 3.125% 3/31/2053 (f)	2,714,000	2,666,505
Magnite Inc 0.25% 3/15/2026	500,000	485,975
		12,619,675
TOTAL COMMUNICATION SERVICES		42,904,235

Consumer Discretionary - 1.6%
Automobile Components - 0.1%
LCI Industries 3% 3/1/2030 (f)	2,559,000	2,790,362
Patrick Industries Inc 1.75% 12/1/2028	856,000	1,483,177
		4,273,539
Automobiles - 0.4%
Ford Motor Co 0% 3/15/2026 (k)	5,648,000	5,697,691
Lucid Group Inc 5% 4/1/2030 (f)	3,307,000	2,901,893
Rivian Automotive Inc 3.625% 10/15/2030	5,709,000	5,010,452
Rivian Automotive Inc 4.625% 3/15/2029	4,203,000	4,176,572
Winnebago Industries Inc 3.25% 1/15/2030	1,007,000	898,244
		18,684,852
Broadline Retail - 0.1%
Etsy Inc 0.125% 10/1/2026	1,827,000	1,783,700
Etsy Inc 1% 6/15/2030 (f)	2,003,000	1,968,949
		3,752,649
Diversified Consumer Services - 0.1%
Stride Inc 1.125% 9/1/2027	1,285,000	3,992,367
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp 5.75% 12/1/2027	3,206,000	7,864,615
Cheesecake Factory Inc/The 2% 3/15/2030 (f)	1,712,000	1,844,909
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (f)	770,000	823,130
DoorDash Inc 0% 5/15/2030 (f)(j)	8,558,000	9,225,524
DraftKings Holdings Inc 0% 3/15/2028 (j)	2,771,000	2,543,412
Expedia Group Inc 0% 2/15/2026 (j)	1,832,000	1,841,134
NCL Corp Ltd 0.875% 4/15/2030 (f)	1,057,000	1,257,350
NCL Corp Ltd 1.125% 2/15/2027	3,448,000	3,577,381
NCL Corp Ltd 2.5% 2/15/2027	1,317,000	1,381,367
Penn Entertainment Inc 2.75% 5/15/2026	1,883,000	2,022,960
Shake Shack Inc 0% 3/1/2028 (j)	889,000	859,827
		33,241,609
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028	3,167,000	3,297,061
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029	1,082,000	2,120,719
Specialty Retail - 0.3%
Burlington Stores Inc 1.25% 12/15/2027	634,000	957,784
GameStop Corp 0% 4/1/2030 (f)(j)	4,544,000	4,638,124
GameStop Corp 0% 6/15/2032 (f)(k)	6,864,000	6,905,184
RealReal Inc/The 4% 2/15/2031 (l)	468,000	476,658
Wayfair Inc 3.25% 9/15/2027	698,000	957,098
Wayfair Inc 3.5% 11/15/2028	235,000	419,930
		14,354,778
TOTAL CONSUMER DISCRETIONARY		83,717,574

Consumer Staples - 0.1%
Food Products - 0.1%
Freshpet Inc 3% 4/1/2028	1,216,000	1,372,467
Post Holdings Inc 2.5% 8/15/2027	1,785,000	2,077,741
		3,450,208
Personal Care Products - 0.0%
Herbalife Ltd 4.25% 6/15/2028	783,000	756,769
Oddity Finance LLC 0% 6/15/2030 (f)(k)	1,800,000	1,783,608
		2,540,377
TOTAL CONSUMER STAPLES		5,990,585

Energy - 0.3%
Energy Equipment & Services - 0.0%
Nabors Industries Inc 1.75% 6/15/2029	749,000	541,152
Transocean Inc 4.625% 9/30/2029	640,000	737,920
		1,279,072
Oil, Gas & Consumable Fuels - 0.3%
Centrus Energy Corp 0% 8/15/2032 (f)(j)	1,939,000	2,159,982
Centrus Energy Corp 2.25% 11/1/2030 (f)	1,285,000	2,881,998
CNX Resources Corp 2.25% 5/1/2026	1,025,000	2,332,900
Northern Oil & Gas Inc 3.625% 4/15/2029	2,345,000	2,357,898
Peabody Energy Corp 3.25% 3/1/2028	932,000	1,093,794
Permian Resources Operating LLC 3.25% 4/1/2028	519,000	1,337,633
World Kinect Corp 3.25% 7/1/2028	1,053,000	1,176,728
		13,340,933
TOTAL ENERGY		14,620,005

Financials - 0.9%
Capital Markets - 0.4%
Coinbase Global Inc 0% 10/1/2029 (f)(j)	3,863,000	3,947,059
Coinbase Global Inc 0% 10/1/2032 (f)(j)	3,790,000	3,921,446
Coinbase Global Inc 0.25% 4/1/2030	3,588,000	4,240,022
Coinbase Global Inc 0.5% 6/1/2026	3,595,000	3,855,330
Galaxy Digital Holdings LP 2.5% 12/1/2029 (f)	1,250,000	1,592,718
Galaxy Digital Holdings LP 3% 12/15/2026 (f)	1,250,000	1,400,565
WisdomTree Inc 3.25% 8/15/2029	693,000	882,189
WisdomTree Inc 4.625% 8/15/2030 (f)	480,000	500,400
		20,339,729
Consumer Finance - 0.3%
SoFi Technologies Inc 0% 10/15/2026 (f)(j)	963,000	1,230,191
SoFi Technologies Inc 1.25% 3/15/2029 (f)	2,577,000	7,100,924
Upstart Holdings Inc 0% 2/15/2032 (f)(j)	1,814,000	1,997,160
Upstart Holdings Inc 1% 11/15/2030 (f)	1,496,000	1,653,080
Upstart Holdings Inc 2% 10/1/2029 (f)	1,297,000	2,349,531
		14,330,886
Financial Services - 0.2%
Affirm Holdings Inc 0.75% 12/15/2029 (f)	2,762,000	3,312,492
Euronet Worldwide Inc 0.625% 10/1/2030 (f)	1,324,000	1,307,318
Global Payments Inc 1.5% 3/1/2031	3,337,000	3,101,742
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (f)	1,074,000	1,279,133
Repay Holdings Corp 2.875% 7/15/2029 (f)	954,000	852,990
Shift4 Payments Inc 0% 12/15/2025 (k)	1,982,000	2,266,417
Shift4 Payments Inc 0.5% 8/1/2027	1,943,000	1,994,490
		14,114,582
TOTAL FINANCIALS		48,785,197

Health Care - 1.6%
Biotechnology - 0.8%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	3,861,000	6,268,334
Bridgebio Pharma Inc 1.75% 3/1/2031 (f)	1,747,000	2,290,661
Bridgebio Pharma Inc 2.25% 2/1/2029	2,208,000	2,163,010
Bridgebio Pharma Inc 2.5% 3/15/2027	1,617,000	2,249,952
Celcuity Inc 2.75% 8/1/2031	150,000	198,657
Cytokinetics Inc 3.5% 7/1/2027	2,933,000	3,177,026
Dynavax Technologies Corp 2.5% 5/15/2026	125,000	137,864
Exact Sciences Corp 0.375% 3/1/2028	706,000	638,592
Exact Sciences Corp 1.75% 4/15/2031 (f)	1,750,000	1,537,647
Exact Sciences Corp 2% 3/1/2030 (f)	1,617,000	1,569,263
Halozyme Therapeutics Inc 0.25% 3/1/2027	2,294,000	2,576,904
Halozyme Therapeutics Inc 1% 8/15/2028	2,119,000	2,972,702
Ionis Pharmaceuticals Inc 0% 4/1/2026 (j)	1,836,000	1,896,696
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	1,862,000	2,037,267
Mirum Pharmaceuticals Inc 4% 5/1/2029	882,000	2,124,738
Novavax Inc 5% 12/15/2027	387,000	416,303
Sarepta Therapeutics Inc 1.25% 9/15/2027	3,204,000	2,799,335
Sarepta Therapeutics Inc 4.875% 9/1/2030	2,316,000	1,780,353
Travere Therapeutics Inc 2.25% 3/1/2029	1,016,000	1,020,730
		37,856,034
Health Care Equipment & Supplies - 0.4%
Alphatec Holdings Inc 0.75% 3/15/2030 (f)	1,091,000	1,365,059
CONMED Corp 2.25% 6/15/2027	1,192,000	1,137,526
Dexcom Inc 0.375% 5/15/2028	3,516,000	3,238,236
Enovis Corp 3.875% 10/15/2028	1,322,000	1,294,238
Haemonetics Corp 2.5% 6/1/2029	1,280,000	1,195,904
Integer Holdings Corp 1.875% 3/15/2030 (f)	2,750,000	2,698,412
Integer Holdings Corp 2.125% 2/15/2028	401,000	540,347
iRhythm Technologies Inc 1.5% 9/1/2029	1,985,000	2,686,698
Lantheus Holdings Inc 2.625% 12/15/2027	1,715,000	1,822,045
LeMaitre Vascular Inc 2.5% 2/1/2030 (f)	527,000	554,606
LivaNova PLC 2.5% 3/15/2029	1,124,000	1,243,144
Merit Medical Systems Inc 3% 2/1/2029 (f)	2,127,000	2,597,224
Omnicell Inc 1% 12/1/2029 (f)	605,000	562,045
Tandem Diabetes Care Inc 1.5% 3/15/2029	968,000	834,839
TransMedics Group Inc 1.5% 6/1/2028	1,381,000	1,989,004
		23,759,327
Health Care Providers & Services - 0.1%
Alignment Healthcare Inc 4.25% 11/15/2029 (f)	960,000	1,294,798
Guardant Health Inc 1.25% 2/15/2031	2,049,000	2,772,297
Hims & Hers Health Inc 0% 5/15/2030 (f)(k)	3,030,000	2,946,675
OPKO Health Inc 3.75% 1/15/2029	343,000	474,421
		7,488,191
Health Care Technology - 0.0%
Evolent Health Inc 3.5% 12/1/2029	1,480,000	1,219,520
Life Sciences Tools & Services - 0.1%
Repligen Corp 1% 12/15/2028	1,696,000	1,664,803
Tempus AI Inc 0.75% 7/15/2030 (f)	2,073,000	2,473,257
		4,138,060
Pharmaceuticals - 0.2%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	986,000	910,471
ANI Pharmaceuticals Inc 2.25% 9/1/2029 (f)	673,000	957,208
Jazz Investments I Ltd 2% 6/15/2026	2,169,000	2,274,371
Jazz Investments I Ltd 3.125% 9/15/2030 (f)	3,241,000	3,756,778
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (f)	1,114,000	1,189,129
Pacira BioSciences Inc 2.125% 5/15/2029	794,000	812,579
		9,900,536
TOTAL HEALTH CARE		84,361,668

Industrials - 1.2%
Aerospace & Defense - 0.3%
AeroVironment Inc 0% 7/15/2030 (k)	1,872,000	1,993,680
Axon Enterprise Inc 0.5% 12/15/2027	1,029,000	3,359,171
Rocket Lab USA Inc 4.25% 2/1/2029 (f)	1,078,000	10,241,374
Spirit AeroSystems Inc 3.25% 11/1/2028	689,000	1,070,005
Virgin Galactic Holdings Inc 2.5% 2/1/2027 (f)	739,000	295,600
		16,959,830
Commercial Services & Supplies - 0.0%
Pitney Bowes Inc 1.5% 8/15/2030 (f)	710,000	755,085
Tetra Tech Inc 2.25% 8/15/2028	2,280,000	2,557,839
		3,312,924
Construction & Engineering - 0.2%
Fluor Corp 1.125% 8/15/2029	2,268,000	2,620,674
Granite Construction Inc 3.25% 6/15/2030	1,704,000	2,584,968
Granite Construction Inc 3.75% 5/15/2028	1,172,000	2,775,296
		7,980,938
Electrical Equipment - 0.3%
Array Technologies Inc 1% 12/1/2028	242,000	207,563
Array Technologies Inc 2.875% 7/1/2031 (f)	897,000	1,213,193
Bloom Energy Corp 3% 6/1/2028	124,000	356,811
Bloom Energy Corp 3% 6/1/2029	3,141,000	8,369,764
Eos Energy Enterprises Inc 6.75% 6/15/2030 (f)	586,000	880,086
Fluence Energy Inc 2.25% 6/15/2030 (f)	549,000	374,308
Stem Inc 4.25% 4/1/2030 (f)	405,000	105,299
Sunrun Inc 4% 3/1/2030	1,459,000	1,815,142
		13,322,166
Ground Transportation - 0.3%
Lyft Inc 0.625% 3/1/2029	2,317,000	2,524,702
Uber Technologies Inc 0% 12/15/2025 (k)	3,291,000	3,870,216
Uber Technologies Inc 0.875% 12/1/2028	4,881,000	6,943,223
		13,338,141
Machinery - 0.0%
Greenbrier Cos Inc/The 2.875% 4/15/2028	618,000	661,878
Passenger Airlines - 0.0%
JetBlue Airways Corp 2.5% 9/1/2029	1,662,000	1,790,805
Professional Services - 0.1%
CSG Systems International Inc 3.875% 9/15/2028	1,205,000	1,337,550
Parsons Corp 2.625% 3/1/2029	4,996,000	5,563,046
		6,900,596
Trading Companies & Distributors - 0.0%
Xometry Inc 0.75% 6/15/2030 (f)	620,000	809,780
TOTAL INDUSTRIALS		65,077,058

Information Technology - 4.7%
Communications Equipment - 0.2%
Lumentum Holdings Inc 0.5% 12/15/2026	2,887,000	4,143,423
Lumentum Holdings Inc 0.5% 6/15/2028	2,644,000	3,191,380
Lumentum Holdings Inc 1.5% 12/15/2029	1,732,000	3,476,990
		10,811,793
Electronic Equipment, Instruments & Components - 0.1%
Advanced Energy Industries Inc 2.5% 9/15/2028	970,000	1,235,477
Itron Inc 1.375% 7/15/2030	1,166,000	1,331,764
Mirion Technologies Inc 0.25% 6/1/2030 (f)	900,000	1,002,150
OSI Systems Inc 2.25% 8/1/2029	1,064,000	1,459,276
PAR Technology Corp 1% 1/15/2030 (f)	379,000	340,532
PAR Technology Corp 1.5% 10/15/2027	98,000	98,391
Vishay Intertechnology Inc 2.25% 9/15/2030	1,561,000	1,405,466
		6,873,056
IT Services - 0.7%
Akamai Technologies Inc 0.25% 5/15/2033 (f)	4,415,000	4,534,161
Akamai Technologies Inc 0.375% 9/1/2027	2,320,000	2,233,000
Akamai Technologies Inc 1.125% 2/15/2029	3,855,000	3,654,540
Applied Digital Corp 2.75% 6/1/2030 (f)	1,359,000	2,475,965
Cloudflare Inc 0% 6/15/2030 (f)(k)	7,221,000	8,076,689
Cloudflare Inc 0% 8/15/2026 (j)	3,644,000	4,447,710
DigitalOcean Holdings Inc 0% 8/15/2030 (f)(j)	3,426,000	3,706,247
Snowflake Inc 0% 10/1/2027 (f)(k)	3,204,000	5,095,962
Snowflake Inc 0% 10/1/2029 (f)(k)	3,334,000	5,459,425
		39,683,699
Semiconductors & Semiconductor Equipment - 0.6%
Impinj Inc 1.125% 5/15/2027	802,000	1,404,410
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (f)(k)	989,000	1,020,727
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	482,000	752,569
Microchip Technology Inc 0.75% 6/1/2030	2,795,000	2,718,339
MKS Inc 1.25% 6/1/2030	7,296,000	7,310,592
ON Semiconductor Corp 0% 5/1/2027 (j)	5,385,000	6,152,363
ON Semiconductor Corp 0.5% 3/1/2029	3,689,000	3,403,102
Penguin Solutions Inc 2% 8/15/2030	535,000	594,490
Semtech Corp 1.625% 11/1/2027	950,000	1,576,930
Synaptics Inc 0.75% 12/1/2031 (f)	2,168,000	2,141,209
Veeco Instruments Inc 2.875% 6/1/2029	642,000	737,738
Wolfspeed Inc 1.75% 5/1/2026 (m)	879,000	312,045
Wolfspeed Inc 1.875% (m)	13,088,000	4,678,960
		32,803,474
Software - 2.4%
Alkami Technology Inc 1.5% 3/15/2030 (f)	813,000	879,913
Bentley Systems Inc 0.375% 7/1/2027	1,638,000	1,553,643
BILL Holdings Inc 0% 4/1/2030 (f)(j)	3,234,000	2,774,772
BlackLine Inc 1% 6/1/2029	2,762,000	2,875,518
Box Inc 0% 1/15/2026 (j)	591,000	747,320
Box Inc 1.5% 9/15/2029 (f)	1,316,000	1,337,570
Cerence Inc 1.5% 7/1/2028	555,000	438,062
Cipher Mining Inc 1.75% 5/15/2030	538,000	1,002,411
Cleanspark Inc 0% 6/15/2030 (f)(j)	1,954,000	1,783,887
Core Scientific Inc 0% 6/15/2031 (f)(j)	3,160,000	3,236,488
Core Scientific Inc 3% 9/1/2029 (f)	1,361,000	2,065,724
CyberArk Software Ltd 0% 6/15/2030 (f)(j)	3,490,000	3,758,413
Datadog Inc 0% 12/1/2029 (f)(k)	3,767,000	3,638,837
Dropbox Inc 0% 3/1/2028 (k)	2,124,000	2,146,163
Five9 Inc 1% 3/15/2029	1,073,000	951,119
Guidewire Software Inc 1.25% 11/1/2029 (f)	2,056,000	2,315,056
InterDigital Inc 3.5% 6/1/2027	1,357,000	4,773,151
Life360 Inc 0% 6/1/2030 (f)(j)	1,102,000	1,426,379
LivePerson Inc 0% 12/15/2026 (j)	1,381,000	531,685
MARA Holdings Inc 0% 3/1/2030 (f)(k)	2,705,000	2,474,277
MARA Holdings Inc 0% 6/1/2031 (f)(k)	2,745,000	2,425,622
MARA Holdings Inc 0% 8/1/2032 (f)(j)	2,801,000	2,627,743
MARA Holdings Inc 2.125% 9/1/2031	956,000	1,010,656
Nutanix Inc 0.25% 10/1/2027	1,989,000	2,548,904
Nutanix Inc 0.5% 12/15/2029 (f)	11,000	11,738
Pagaya Technologies Ltd 6.125% 10/1/2029 (f)	436,000	1,247,697
PagerDuty Inc 1.5% 10/15/2028	1,254,000	1,224,600
Porch Group Inc 6.75% 10/1/2028 (f)	900,000	922,950
Progress Software Corp 3.5% 3/1/2030	1,346,000	1,374,939
Q2 Holdings Inc 0.75% 6/1/2026	1,067,000	1,141,544
Rapid7 Inc 0.25% 3/15/2027	130,000	120,887
Rapid7 Inc 1.25% 3/15/2029	852,000	757,251
Riot Platforms Inc 0.75% 1/15/2030 (f)	3,416,000	4,095,784
Rubrik Inc 0% 6/15/2030 (f)(j)	3,076,000	3,224,716
Strategy Inc 0% 12/1/2029 (f)(j)	8,640,000	7,747,418
Strategy Inc 0% 3/1/2030 (f)(k)	5,622,000	5,931,772
Strategy Inc 0.625% 3/15/2030	2,436,000	5,642,994
Strategy Inc 0.625% 9/15/2028 (f)	2,945,000	5,781,035
Strategy Inc 0.875% 3/15/2031	1,838,000	2,967,451
Strategy Inc 2.25% 6/15/2032	2,237,000	4,091,473
Terawulf Inc 1% 9/1/2031 (f)	2,556,000	2,640,348
Terawulf Inc 2.75% 2/1/2030 (f)	1,542,000	2,152,632
Tyler Technologies Inc 0.25% 3/15/2026	1,716,000	1,994,850
Uber Technologies Inc 0% 5/15/2028 (f)(j)	3,344,000	3,717,069
Unity Software Inc 0% 3/15/2030 (f)(k)	2,991,000	4,043,420
Varonis Systems Inc 1% 9/15/2029 (f)	3,039,000	3,301,377
Vertex Inc 0.75% 5/1/2029	1,062,000	1,086,381
Workiva Inc 1.25% 8/15/2028	2,014,000	1,949,552
Zscaler Inc 0% 7/15/2028 (f)(j)	4,668,000	4,540,140
		121,033,331
Technology Hardware, Storage & Peripherals - 0.7%
Seagate HDD Cayman 3.5% 6/1/2028	5,348,000	10,994,927
Super Micro Computer Inc 0% 6/15/2030 (f)(k)	6,528,000	6,617,140
Super Micro Computer Inc 2.25% 7/15/2028 (f)	2,082,000	2,214,636
Super Micro Computer Inc 3.5% 3/1/2029	4,883,000	4,807,695
Western Digital Corp 3% 11/15/2028	5,920,000	13,186,800
		37,821,198
TOTAL INFORMATION TECHNOLOGY		249,026,551

Materials - 0.2%
Chemicals - 0.0%
PureCycle Technologies Inc 7.25% 8/15/2030	401,000	501,368
Metals & Mining - 0.2%
MP Materials Corp 3% 3/1/2030 (f)	2,546,000	8,544,376
TOTAL MATERIALS		9,045,744

Real Estate - 0.5%
Health Care REITs - 0.3%
Ventas Realty LP 3.75% 6/1/2026	3,335,000	4,183,629
Welltower OP LLC 2.75% 5/15/2028 (f)	5,439,000	9,637,908
		13,821,537
Industrial REITs - 0.0%
Rexford Industrial Realty LP 4.125% 3/15/2029 (f)	1,767,000	1,767,485
Rexford Industrial Realty LP 4.375% 3/15/2027 (f)	883,000	879,026
		2,646,511
Office REITs - 0.0%
COPT Defense Properties LP 5.25% 9/15/2028 (f)	1,074,000	1,217,358
Real Estate Management & Development - 0.1%
Opendoor Technologies Inc 7% 5/15/2030 (f)	926,000	2,813,349
Retail REITs - 0.0%
Federal Realty OP LP 3.25% 1/15/2029 (f)	840,000	844,620
Specialized REITs - 0.1%
Digital Realty Trust LP 1.875% 11/15/2029 (f)	3,273,000	3,395,447
TOTAL REAL ESTATE		24,738,822

Utilities - 1.1%
Electric Utilities - 0.8%
Alliant Energy Corp 3.25% 5/30/2028 (f)	1,552,000	1,580,712
Alliant Energy Corp 3.875% 3/15/2026	1,168,000	1,236,328
Duke Energy Corp 4.125% 4/15/2026	4,928,000	5,277,888
Evergy Inc 4.5% 12/15/2027	3,170,000	3,800,830
FirstEnergy Corp 3.625% 1/15/2029 (f)	3,774,000	3,942,097
FirstEnergy Corp 3.875% 1/15/2031 (f)	3,295,000	3,486,110
NextEra Energy Capital Holdings Inc 3% 3/1/2027	2,536,000	2,920,204
PG&E Corp 4.25% 12/1/2027	6,076,000	6,171,587
PPL Capital Funding Inc 2.875% 3/15/2028	2,844,000	3,205,188
Southern Co/The 3.25% 6/15/2028 (f)	4,734,000	4,764,772
Southern Co/The 4.5% 6/15/2027	3,294,000	3,621,753
		40,007,469
Gas Utilities - 0.0%
UGI Corp 5% 6/1/2028	1,703,000	2,250,344
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies Inc 2.5% 7/15/2027	756,000	875,826
Sunnova Energy International Inc 0.25% (m)	4,855,000	4,855
		880,681
Multi-Utilities - 0.2%
CenterPoint Energy Inc 3% 8/1/2028 (f)	1,309,000	1,315,739
CenterPoint Energy Inc 4.25% 8/15/2026	2,062,000	2,253,766
CMS Energy Corp 3.375% 5/1/2028	1,171,000	1,267,607
WEC Energy Group Inc 3.375% 6/1/2028 (f)	2,578,000	2,608,936
WEC Energy Group Inc 4.375% 6/1/2027	2,409,000	2,745,056
WEC Energy Group Inc 4.375% 6/1/2029	2,488,000	2,917,180
		13,108,284
Water Utilities - 0.1%
American Water Capital Corp 3.625% 6/15/2026	2,919,000	2,936,677
TOTAL UTILITIES		59,183,455

TOTAL UNITED STATES		687,450,894
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $585,018,307)		690,087,227

Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
UNITED STATES - 2.2%
Financials - 1.0%
Banks - 0.5%
Bank of America Corp Series L, 7.25%	8,862	11,077,943
Wells Fargo & Co Series L, 7.5%	10,830	13,160,654
		24,238,597
Capital Markets - 0.3%
Ares Management Corp 6.75% Series B	102,370	5,647,248
KKR & Co Inc Series D 6.25%	164,000	8,981,813
		14,629,061
Financial Services - 0.2%
Apollo Global Management Inc Series A, 6.75%	100,500	7,212,608
Shift4 Payments Inc Series A 6%	27,400	2,917,826
		10,130,434
TOTAL FINANCIALS		48,998,092

Health Care - 0.0%
Health Care Providers & Services - 0.0%
BrightSpring Health Services Inc 6.75%	24,700	2,028,519
Industrials - 0.5%
Aerospace & Defense - 0.5%
Boeing Co Series A, 6%	334,500	24,973,770
Trading Companies & Distributors - 0.0%
QXO Inc Series B 5.5%	25,700	1,481,091
TOTAL INDUSTRIALS		26,454,861

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology Inc Series A 7.5%	97,100	5,800,754
Software - 0.1%
Strategy Inc 8%	42,100	3,980,555
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 7.625%	87,900	5,552,324
TOTAL INFORMATION TECHNOLOGY		15,333,633

Materials - 0.1%
Chemicals - 0.1%
Albemarle Corp 7.25%	135,300	5,347,056
Utilities - 0.3%
Electric Utilities - 0.3%
NextEra Energy Inc 7.234%	79,400	3,601,817
NextEra Energy Inc 7.299%	111,800	5,489,558
PG&E Corp Series A, 6%	155,100	6,167,311
		15,258,686
Multi-Utilities - 0.0%
CenterPoint Energy Inc 0% (l)	35,100	1,394,172
TOTAL UTILITIES		16,652,858

TOTAL UNITED STATES		114,815,019
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $99,008,955)		114,815,019

Domestic Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (n) (Cost $615,647,884)	5,420,652	744,960,261

Non-Convertible Corporate Bonds - 1.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 7.2% 6/27/2054 (b)	5,680,000	5,906,360
TransCanada PipeLines Ltd 7% 6/1/2065 (b)	1,839,000	1,865,325
		7,771,685
Financials - 0.0%
Banks - 0.0%
Royal Bank of Canada 6.35% 11/24/2084 (b)	906,000	877,809
TOTAL CANADA		8,649,494
IRELAND - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)	2,947,000	3,031,604
UNITED STATES - 1.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Match Group Holdings II LLC 3.625% 10/1/2031 (f)	1,770,000	1,597,610
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP 6.5% 2/15/2056 (b)	7,825,000	7,773,997
Energy Transfer LP 8% 5/15/2054 (b)	1,045,000	1,113,353
		8,887,350
Financials - 0.2%
Financial Services - 0.2%
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.43% 12/21/2065 (b)(d)(f)	14,050,000	11,795,312
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 7.9583% 6/23/2030 (f)(l)(m)(o)	486,535	485,319
Utilities - 0.7%
Electric Utilities - 0.3%
Evergy Inc 6.65% 6/1/2055 (b)	3,000,000	3,043,850
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (b)	2,747,000	2,831,830
PacifiCorp 7.375% 9/15/2055 (b)	1,105,000	1,146,615
PG&E Corp 7.375% 3/15/2055 (b)	1,380,000	1,369,490
Southern Co/The 4% 1/15/2051 (b)	5,900,000	5,878,868
Southern Co/The 6.375% 3/15/2055 (b)	1,845,000	1,930,486
		16,201,139
Multi-Utilities - 0.4%
CMS Energy Corp 3.75% 12/1/2050 (b)	450,000	409,016
Dominion Energy Inc 6% 2/15/2056 (b)	14,545,000	14,686,341
Dominion Energy Inc 6.625% 5/15/2055 (b)	4,000,000	4,097,648
		19,193,005
TOTAL UTILITIES		35,394,144

TOTAL UNITED STATES		58,159,735
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $67,407,034)		69,840,833

Non-Convertible Preferred Stocks - 8.6%
	Shares	Value ($)
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
PartnerRe Ltd 4.875%	40,300	685,100
RenaissanceRe Holdings Ltd 5.75%	11,977	268,524
RenaissanceRe Holdings Ltd Series G, 4.2%	116,700	1,908,045

TOTAL BERMUDA		2,861,669
CANADA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (b)(d)	57,500	1,355,275
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Finance Inc 4.625%	6,236	101,834
Industrials - 0.1%
Electrical Equipment - 0.1%
Brookfield BRP Holdings Canada Inc 4.625%	52,076	828,008
Brookfield BRP Holdings Canada Inc 4.875%	69,200	1,159,100
Brookfield BRP Holdings Canada Inc 7.25%	35,200	883,059
		2,870,167
Utilities - 0.1%
Electric Utilities - 0.1%
BIP Bermuda Holdings I Ltd 5.125%	42,100	733,382
Brookfield Infrastructure Finance ULC 5%	36,400	621,348
Brookfield Infrastructure Finance ULC 7.25%	81,600	2,068,561
		3,423,291
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	60,100	1,092,017
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP 5.125%	50,623	870,280
Brookfield Infrastructure Partners LP Series A, 5%	58,810	983,303
		1,853,583
TOTAL UTILITIES		6,368,891

TOTAL CANADA		10,696,167
NETHERLANDS - 0.1%
Financials - 0.1%
Insurance - 0.1%
AEGON Funding Co LLC 5.1%	228,987	4,651,871
UNITED STATES - 8.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T Inc 5.35%	361,100	8,153,638
AT&T Inc Series A, 5%	112,500	2,311,875
AT&T Inc Series C 4.75%	265,600	5,208,416
		15,673,929
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ford Motor Co 6%	158,475	3,358,085
Ford Motor Co 6.2%	153,525	3,306,929
Ford Motor Co 6.5%	130,300	3,038,596
		9,703,610
Leisure Products - 0.0%
Brunswick Corp/DE 6.375%	7,300	178,996
TOTAL CONSUMER DISCRETIONARY		9,882,606

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (b)(d)	191	295,100
Financials - 5.9%
Banks - 3.0%
Bank of America Corp 4.25%	382,571	6,798,287
Bank of America Corp 4.375%	417,316	7,657,749
Bank of America Corp 4.75%	62,624	1,231,813
Bank of America Corp 5%	338,910	7,042,550
Bank of America Corp Series HH, 5.875%	174,090	4,343,546
Bank of America Corp Series KK, 5.375%	210,714	4,717,886
Bank of America Corp Series PP, 4.125%	316,223	5,442,198
JPMorgan Chase & Co 4.55%	676,640	13,289,210
JPMorgan Chase & Co 4.625%	630,600	12,744,426
JPMorgan Chase & Co 4.75%	272,873	5,593,897
JPMorgan Chase & Co 5.75%	422,313	10,570,494
JPMorgan Chase & Co Series MM, 4.2%	777,300	14,411,142
M&T Bank Corp Series J, 7.5%	163,000	4,414,040
Truist Financial Corp 4.75%	300,988	5,899,365
Truist Financial Corp Series O 5.25%	101,500	2,207,625
US Bancorp 4.5%	241,877	4,692,414
US Bancorp Series K, 5.5%	213,200	5,082,688
US Bancorp Series L, 3.75%	137,300	2,140,507
US Bancorp Series M, 4%	269,167	4,478,939
Wells Fargo & Co 4.25%	341,842	6,050,603
Wells Fargo & Co 4.7%	278,439	5,337,676
Wells Fargo & Co Series CC, 4.375%	205,590	3,671,837
Wells Fargo & Co Series Y, 5.625%	242,810	5,876,002
Wells Fargo & Co Series Z, 4.75%	662,965	12,907,929
		156,602,823
Capital Markets - 1.3%
Affiliated Managers Group Inc 4.75%	61,900	1,121,009
Affiliated Managers Group Inc 5.875%	68,400	1,473,336
Affiliated Managers Group Inc 6.75%	74,700	1,851,066
Bank of New York Mellon Corp/The 5 year U.S. Treasury Index + 2.161%, 6.15% (b)(d)	113,800	2,938,316
Brookfield Oaktree Holdings LLC Series A, 6.625%	96,640	2,110,618
Brookfield Oaktree Holdings LLC Series B, 6.55%	129,486	2,770,353
Charles Schwab Corp/The 4.45%	183,100	3,564,957
Charles Schwab Corp/The 5.95%	83,954	2,114,801
KKR & Co Inc 6.875%	124,300	3,170,893
Morgan Stanley 5.85%	494,100	12,125,214
Morgan Stanley 6.375%	124,730	3,145,691
Morgan Stanley 6.5%	267,000	6,811,170
Morgan Stanley 6.625%	306,800	7,949,188
Morgan Stanley 6.875%	7,038	178,413
Morgan Stanley Series E, 7.125%	22,900	584,866
Morgan Stanley Series L, 4.875%	149,582	3,087,372
Morgan Stanley Series O, 4.25%	339,200	6,027,584
Northern Trust Corp Series E, 4.7%	173,700	3,515,688
State Street Corp 5.35% (b)	118,265	2,716,547
Stifel Financial Corp Series D, 4.5%	105,200	1,914,114
TPG Operating Group II LP 6.95%	81,600	2,064,480
		71,235,676
Financial Services - 0.3%
Apollo Global Management Inc 7.625% (b)	109,800	2,892,132
Carlyle Finance LLC 4.625%	120,300	2,203,896
Corebridge Financial Inc 6.375%	143,700	3,453,111
Equitable Holdings Inc 4.3%	71,699	1,243,978
Equitable Holdings Inc Series A, 5.25%	176,251	3,773,534
KKR Group Finance Co IX LLC 4.625%	92,763	1,702,201
Voya Financial Inc Series B 5.35% (b)	6,206	146,151
		15,415,003
Insurance - 1.3%
Allstate Corp/The Series H 5.1%	380,100	8,297,583
Allstate Corp/The Series I, 4.75%	114,400	2,308,592
Allstate Corp/The Series J, 7.375%	77,729	2,117,338
American Financial Group Inc/OH 4.5%	133,700	2,341,087
American Financial Group Inc/OH 5.625%	34,400	741,320
American Financial Group Inc/OH 5.875%	33,000	735,933
Arch Capital Group Ltd 5.45%	69,300	1,476,090
Arch Capital Group Ltd Series G, 4.55%	125,300	2,207,786
Athene Holding Ltd 7.25% (b)	130,100	3,298,035
Athene Holding Ltd Series A, 6.35% (b)	195,173	4,853,953
Athene Holding Ltd Series B, 5.625%	55,244	1,168,963
Athene Holding Ltd Series D, 4.875%	311,200	5,548,696
Athene Holding Ltd Series E 7.75% (b)	124,500	3,218,325
Axis Capital Holdings Ltd 5.5%	106,200	2,228,076
Enstar Group Ltd 7% (b)	78,200	1,853,340
F&G Annuities & Life Inc 7.3%	71,800	1,727,508
Hartford Insurance Group Inc/The 6%	1,695	42,374
Lincoln National Corp Series D, 9%	67,100	1,798,951
MetLife Inc 5.625%	151,800	3,729,726
MetLife Inc Series F, 4.75%	228,300	4,636,773
Prudential Financial Inc 4.125%	132,400	2,351,424
Prudential Financial Inc 5.625%	88,346	2,174,195
Prudential Financial Inc 5.95%	22,971	580,477
Reinsurance Group of America Inc 5.75% (b)	44,984	1,110,655
Reinsurance Group of America Inc 7.125% (b)	152,346	3,893,964
W R Berkley Corp 4.125%	74,956	1,325,222
W R Berkley Corp 4.25%	66,315	1,175,102
W R Berkley Corp 5.1%	91,500	1,867,515
		68,809,003
TOTAL FINANCIALS		312,062,505

Information Technology - 0.1%
Software - 0.1%
Strategy Inc 9%	28,500	2,785,875
Strategy Inc Series A, 10%	23,000	2,548,400
		5,334,275
Real Estate - 0.4%
Hotel & Resort REITs - 0.0%
Pebblebrook Hotel Trust 6.375%	40,902	820,085
Sunstone Hotel Investors Inc Series H, 6.125%	18,300	394,548
		1,214,633
Retail REITs - 0.0%
Kimco Realty Corp 5.125%	8,922	188,254
Specialized REITs - 0.4%
Public Storage Operating Co 3.875%	91,695	1,434,110
Public Storage Operating Co 3.95%	91,500	1,469,948
Public Storage Operating Co 4%	205,000	3,308,700
Public Storage Operating Co 4%	137,300	2,214,649
Public Storage Operating Co Series I, 4.875%	68,600	1,350,048
Public Storage Operating Co Series J, 4.7%	77,800	1,475,866
Public Storage Operating Co Series K, 4.75%	68,600	1,321,922
Public Storage Operating Co Series L, 4.625%	164,700	3,074,949
Public Storage Operating Co Series MM, 4.125%	64,100	1,073,675
Public Storage Operating Co Series O, 3.9%	96,794	1,525,473
Public Storage Operating Co Series S, 4.1%	95,915	1,591,230
		19,840,570
TOTAL REAL ESTATE		21,243,457

Utilities - 1.3%
Electric Utilities - 0.9%
Duke Energy Corp 5.625%	207,121	5,078,607
Entergy Arkansas LLC 4.875%	103,500	2,155,905
Entergy Louisiana LLC 4.875%	58,761	1,216,940
Entergy Mississippi LLC 4.9%	34,100	720,533
Entergy New Orleans LLC 5.5%	121,017	2,714,411
Georgia Power Co 5%	36,600	822,402
NextEra Energy Capital Holdings Inc 5.65%	105,300	2,435,589
NextEra Energy Capital Holdings Inc 6.5%	201,400	5,081,322
SCE Trust II 5.1%	165,557	2,824,402
SCE Trust VII 7.5%	137,300	3,192,225
Southern Co/The 4.2%	579,359	10,573,302
Southern Co/The 5.25%	122,980	2,805,174
Southern Co/The Series A, 4.95%	320,038	6,887,218
Southern Co/The Series A, 6.5%	137,185	3,587,388
		50,095,418
Multi-Utilities - 0.4%
CMS Energy Corp 5.625%	39,631	892,490
CMS Energy Corp 5.875%	144,543	3,415,551
CMS Energy Corp 5.875%	57,830	1,372,884
DTE Energy Co 4.375%	281,600	4,947,712
DTE Energy Co 4.375%	99,586	1,763,668
DTE Energy Co 5.25%	68,600	1,558,592
SCE Trust VI 5%	195,900	3,310,710
Sempra 5.75%	174,000	3,955,020
		21,216,627
TOTAL UTILITIES		71,312,045

TOTAL UNITED STATES		435,803,917
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $478,640,731)		454,013,624

Preferred Securities - 4.9%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.375% (b)(f)(p)	1,085,000	1,153,670
GERMANY - 0.1%
Financials - 0.1%
Insurance - 0.1%
Allianz SE 3.2% (b)(f)(p)	3,000,000	2,831,996
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (b)(p)	595,000	624,217
UNITED STATES - 4.8%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
BP Capital Markets PLC 6.125% (b)(p)	2,000,000	2,064,178
BP Capital Markets PLC 6.45% (b)(p)	3,550,000	3,846,851
Energy Transfer LP 6.625% (b)(p)	18,255,000	18,192,763
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(d)(p)	740,000	743,268
		24,847,060
Financials - 4.1%
Banks - 3.2%
Bank of America Corp 4.375% (b)(p)	7,640,000	7,494,660
Bank of America Corp 5.875% (b)(p)	3,490,000	3,623,577
Bank of America Corp 6.125% (b)(p)	3,485,000	3,537,691
Bank of America Corp 6.25% (b)(p)	28,235,000	28,447,315
Bank of America Corp 6.625% (b)(p)	10,155,000	10,511,327
Citigroup Inc 6.95% (b)(p)	1,790,000	1,823,299
JPMorgan Chase & Co 3.65% (b)(p)	14,650,000	14,573,935
JPMorgan Chase & Co 6.5% (b)(p)	34,565,000	35,879,303
JPMorgan Chase & Co 6.875% (b)(p)	2,320,000	2,477,714
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 7.0356% (b)(d)(p)	23,820,000	24,195,328
PNC Financial Services Group Inc/The 3.4% (b)(p)	9,755,000	9,503,598
PNC Financial Services Group Inc/The 5% (b)(p)	3,475,000	3,511,313
Truist Financial Corp 4.95% (b)(p)	2,380,000	2,398,224
Truist Financial Corp 5.1% (b)(p)	6,850,000	6,963,333
Wells Fargo & Co 6.85% (b)(p)	5,720,000	6,075,361
Wells Fargo & Co 7.625% (b)(p)	5,540,000	6,006,355
		167,022,333
Capital Markets - 0.6%
Bank of New York Mellon Corp/The 3.75% (b)(p)	8,500,000	8,302,638
Charles Schwab Corp/The 4% (b)(p)	11,490,000	10,619,243
Charles Schwab Corp/The 5% (b)(p)	3,270,000	3,286,533
Goldman Sachs Group Inc/The 6.85% (b)(p)	1,515,000	1,566,462
Morgan Stanley 5.875% (b)(p)	3,450,000	3,533,462
Northern Trust Corp 4.6% (b)(p)	4,100,000	4,143,608
		31,451,946
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (b)(p)	4,915,000	4,492,859
Ally Financial Inc 4.7% (b)(p)	4,260,000	4,154,494
American Express Co 3.55% (b)(p)	6,290,000	6,185,332
		14,832,685
Insurance - 0.0%
MetLife Inc 3.85% (b)(p)	4,400,000	4,463,521
TOTAL FINANCIALS		217,770,485

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 6% (b)(p)	1,470,000	1,462,854
Aircastle Ltd 5.25% (b)(f)(p)	2,360,000	2,401,446
		3,864,300
Utilities - 0.1%
Electric Utilities - 0.0%
Edison International 5% (b)(p)	2,230,000	2,044,618
Multi-Utilities - 0.1%
Dominion Energy Inc 4.35% (b)(p)	1,935,000	1,929,780
Sempra 4.875% (b)(p)	2,250,000	2,290,514
		4,220,294
TOTAL UTILITIES		6,264,912

TOTAL UNITED STATES		252,746,757
TOTAL PREFERRED SECURITIES (Cost $250,663,568)		257,356,640

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	4.36	50,143,743	50,153,772
Fidelity Securities Lending Cash Central Fund (r)(s)	4.36	607,439	607,500
TOTAL MONEY MARKET FUNDS (Cost $50,760,690)			50,761,272

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,138,781,068)	5,295,053,917
NET OTHER ASSETS (LIABILITIES) - 0.1% (q)	4,851,867
NET ASSETS - 100.0%	5,299,905,784

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	21	12/19/2025	2,445,188	(9,350)	(9,350)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $331,526,918 or 6.3% of net assets.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,456,050 or 0.2% of net assets.

(h)	Security or a portion of the security is on loan at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(k)	Principal Only Strips represent the right to receive the monthly principal payments.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Non-income producing - Security is in default.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Level 3 security
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Includes $118,450 of cash collateral to cover margin requirements for futures contracts.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,966,137	1,075,534,366	1,082,346,731	2,097,710	-	-	50,153,772	50,143,743	0.1%
Fidelity Real Estate Equity Central Fund	832,159,104	16,718,206	45,025,809	16,718,206	3,712,679	(62,603,919)	744,960,261	5,420,652	85.9%
Fidelity Securities Lending Cash Central Fund	7,190,975	215,794,744	222,378,219	48,155	-	-	607,500	607,439	0.0%
Total	896,316,216	1,308,047,316	1,349,750,759	18,864,071	3,712,679	(62,603,919)	795,721,533

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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